SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION

BASIS OF PRESENTATION

These Consolidated Financial Statements have been prepared by Management in accordance with United States Generally Accepted Accounting Principles (U.S. GAAP).

Pursuant to National Instrument 52-107, "Acceptable Accounting Principles and Auditing Standards" (NI 52-107), financial statements of an “SEC issuer” may be prepared in accordance with U.S. GAAP. On July 13, 2018, AltaGas filed a final short form base shelf prospectus in Alberta and a corresponding registration statement on Form F-10 in the United States, by virtue of which AltaGas is now required to file reports under section 15(d) of the Securities Exchange Act of 1934 with the United States Securities and Exchange Commission. As a result, AltaGas became an SEC issuer at such time and is now entitled to prepare its financial statements in accordance with U.S. GAAP.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

These Consolidated Financial Statements of AltaGas include the accounts of the Corporation, its subsidiaries, variable interest entities (VIEs) for which the Corporation is the primary beneficiary, and its interest in various partnerships and joint ventures where AltaGas has an undivided interest in the assets and liabilities. Investments in unconsolidated companies that AltaGas has significant influence over, but not control, are accounted for using the equity method.

Hypothetical Liquidation at Book Value (HLBV) methodology is used for certain WGL equity method investments as well as WGL consolidating equity investments with non-controlling interests when the governing structuring agreement over the equity investment results in different liquidation rights and priorities than what is reflected by the underlying ownership interest percentage.

All intercompany balances and transactions are eliminated on consolidation. Where there is a party with a non-controlling interest in a subsidiary that AltaGas controls, that non-controlling interest is reflected as “non-controlling interests” in the Consolidated Financial Statements. The non-controlling interests in net income (or loss) of consolidated subsidiaries are shown as an allocation of the consolidated net income and are presented separately in "net income applicable to non-controlling interests".

USE OF ESTIMATES AND MEASUREMENT UNCERTAINTY

USE OF ESTIMATES AND MEASUREMENT UNCERTAINTY

The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expenses during the period. Key areas where Management has made complex or subjective judgments, when matters are inherently uncertain, include but are not limited to: determining the nature and timing of satisfaction of performance obligations and determining the transaction price and amounts allocated to performance obligations for revenue recognition; depreciation and amortization rates, fair value of asset retirement obligations, fair value of property, plant and equipment and goodwill for impairment assessments, fair value of financial instruments, provisions for income taxes, assumptions used to measure employee future benefits, provisions for contingencies, and carrying value of regulatory assets and liabilities. Certain estimates are necessary for the regulatory environment in which AltaGas' subsidiaries or affiliates operate, which often require amounts to be recorded at estimated values until these amounts are finalized pursuant to regulatory decisions or other regulatory proceedings. By their nature, these estimates are subject to measurement uncertainty and may impact the Consolidated Financial Statements of future periods.

Rate-Regulated Operations

Rate-Regulated Operations

SEMCO Gas, ENSTAR, Washington Gas, and Hampshire (collectively Utilities) engage in the delivery, sale, and storage of natural gas. SEMCO Gas and ENSTAR are regulated by the Michigan Public Service Commission (MPSC) and Regulatory Commission of Alaska (RCA), respectively. Washington Gas operates in the District of Columbia, Maryland, and Virginia and is regulated in those jurisdictions by the Public Service Commission of the District of Columbia (PSC of DC), the Maryland Public Service Commission (PSC of MD) and the Commonwealth of Virginia State Corporation Commission (SCC of VA), respectively.

The MPSC, RCA, PSC of DC, PSC of MD, and SCC of VA exercise statutory authority over matters such as tariffs, rates, construction, operations, financing, returns, accounting and certain contracts with customers. In order to recognize the economic effects of the actions and decisions of the MPSC, RCA, PSC of DC, PSC of MD, and SCC of VA, the timing of recognition of certain assets, liabilities, revenues and expenses as a result of regulation may differ from that otherwise expected using U.S. GAAP for entities not subject to rate regulation.

Regulatory assets represent future revenues associated with certain costs incurred in the current period or in prior periods that are expected to be recovered from customers in future periods through the rate setting process. Regulatory liabilities represent future reductions or limitations of increases in revenue associated with amounts that are expected to be refunded to customers through the rate setting process.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand, balances with banks, and investments in money market instruments with original maturities of less than three months.
Restricted Cash Holdings from Customers

Restricted Cash Holdings from Customers

Cash deposited, which is restricted and is not available for general use by AltaGas, is separately presented as restricted cash holdings in the Consolidated Balance Sheets. Pursuant to the acquisition of WGL Holdings, Inc. (the WGL Acquisition), rabbi trust funds were funded to satisfy certain WGL executive and outside director retirement benefit plan obligations. As of December 31, 2018, the rabbi trust funds are invested in money market funds which are considered as cash equivalents. These balances are included in prepaid expenses and other current assets and long-term investments and other assets in the Consolidated Balance Sheets.

Accounts Receivable

Accounts Receivable

Receivables are recorded net of the allowance for doubtful accounts in the Consolidated Balance Sheets. AltaGas regularly analyzes and evaluates the collectability of the accounts receivable based on a combination of factors. If circumstances related to the collectability change, the allowance for doubtful accounts is further adjusted. Accounts are written off when collection efforts are complete and future recovery is unlikely.

Inventory

Inventory

Inventory consists of materials, supplies, natural gas, renewable energy credits, and emission compliance instruments which are valued at the lower of cost or net realizable value. Cost of inventory is assigned using a weighted average cost formula. In general, commodity costs and variable transportation costs are capitalized as gas in underground storage. Fixed costs, primarily pipeline demand charges and storage charges, are expensed as incurred through the cost of gas.

Property, Plant and Equipment (PP&E), Depreciation and Amortization

Property, Plant, and Equipment (PP&E), Depreciation and Amortization

Property, plant, and equipment are carried at cost. The Corporation depreciates the cost of capital assets, net of salvage value, on a straight-line basis over the estimated useful life of the assets, with the exception of rate regulated utilities assets, where depreciation is calculated on a straight-line basis or over the contract term of a specific agreement at rates as approved by the regulatory authorities.

The U.S. utilities charge maintenance and repairs directly to operating expense and capitalize betterments and renewal costs. In accordance with regulatory requirements, depreciation expense includes an amount allowed for regulatory purposes to be collected in current rates for future removal and site restoration costs.

Interest costs are capitalized on major additions to property, plant, and equipment until the asset is ready for its intended use. The interest rate used for calculating the interest costs to be capitalized is based on AltaGas' prior quarter actual borrowing long-term interest rate.

Utilities capitalize an imputed carrying cost on assets during construction as authorized by regulatory authorities and the amount so capitalized is an allowance for funds used during construction (AFUDC). AFUDC is the amount that a rate regulated enterprise is allowed to recover for its cost of financing assets under construction. Capitalized overhead, administrative expenses and AFUDC are included in the cost of the related assets and are recovered in rates charged to customers through depreciation expense, as allowed by the regulators.

The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	3 - 80 years
Midstream assets	3 - 45 years
Power generation assets	2 - 120 years
Corporate assets	1 - 20 years

As required by the regulatory authority, net additions to SEMCO's utility assets are amortized for one half year in the year in which they are brought into active service. Net additions to WGL’s assets are amortized in the month they are brought into active service.

Generally, when a regulated asset is retired or disposed of, there is no gain or loss recorded in the Consolidated Statement of Income. Any difference between the cost and accumulated depreciation of the asset, net of salvage proceeds, is charged to accumulated depreciation or another regulatory asset or liability account. It is expected that any gain or loss that is charged to accumulated depreciation or another regulatory account will be reflected in future depreciation expense when it is refunded or collected in rates. When a non-regulated asset is retired or disposed of from PP&E, the original cost and related accumulated depreciation and amortization are derecognized and any gain or loss is recorded in the Consolidated Statement of Income.

Leases are classified as either capital or operating. Leases that transfer substantially all the benefits and risks of ownership of property to AltaGas are accounted for as capital leases.

Intangible Assets

Intangible Assets

Intangible assets are recorded at cost. Intangible assets which have a finite useful life are amortized on a straight-line basis over their term or estimated useful life. The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 -19 years
Electricity service agreements	2 - 60 years
Software	3 - 10 years
Land rights	5 - 64 years
Franchises and consents	9 - 25 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	5 years

The intangible assets recorded in the purchase price allocation for certain WGL commodity contracts are amortized based on the estimated fair value of the deliveries over the term of the contracts, which are over a period of 20 years.

Assets Held for Sale

Assets Held for Sale

The Corporation classifies assets as held for sale when the carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is met when Management approves and commits to a formal plan to sell the assets, the assets are available for immediate sale in their present condition, and Management expects the sale to close within the next 12 months. Upon classifying an asset as held for sale, an asset is recorded at the lower of its carrying value or the estimated fair value less cost to sell. Assets held for sale are not depreciated or amortized.

Business Acquisitions

Business Acquisitions

Business acquisitions are accounted for using the acquisition method. Under the acquisition method, assets and liabilities of the acquired entity are recorded at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred. Goodwill represents the excess of purchase price over the fair value of the net assets acquired.

Provision on Assets

Provisions on Assets

If facts and circumstances suggest that a long-lived asset or an intangible asset may be impaired, the carrying value is reviewed. If this review indicates that the value of the asset is not recoverable, as determined by the projected undiscounted cash flows related to the asset over its remaining life, then the carrying value of the asset is reduced to its estimated fair value and an impairment loss is recognized.

Goodwill is not subject to amortization, but assessed at least annually for impairment, or more often when events or changes in circumstances indicate that goodwill may be impaired. The annual assessment of goodwill is performed at the reporting unit level, which is an operating segment or one level below. The Corporation has the option to first assess qualitative factors to determine whether events or changes in circumstances indicate that the goodwill may be impaired. If a quantitative impairment test is performed, the fair value of the reporting unit will be compared to its carrying value (including goodwill). If the carrying value of the reporting unit exceeds the fair value, goodwill is reduced to its fair value and an impairment loss would be recorded in the Consolidated Statement of Income.

Development Costs

Development Costs

AltaGas expenses development costs as incurred unless such development costs meet certain criteria related to technical, market, regulatory and financial feasibility for capitalization. Development costs are examined annually to ensure capitalization criteria continue to be met. When the criteria that previously justified the deferral of costs are no longer met, the unamortized balance is taken as a charge to income in the period when this determination is made. Development costs are amortized based on the expected period of benefit, beginning at the commencement of commercial operations.

Investments Accounted for by the Equity Method

Investments Accounted for by the Equity Method

The equity method of accounting is used for investments in which AltaGas has the ability to exercise significant influence, but does not have a controlling interest. Equity investments are initially measured at cost and are adjusted for the Corporation’s proportionate share of earnings or losses. Equity investments are increased for contributions made and decreased for distributions received. To the extent an investee undertakes activities necessary to commence its planned principal operations, the Corporation will capitalize interest costs associated with its investment during such period.

The HLBV methodology is used to allocate earnings or losses for certain WGL equity method investments when WGL’s ownership interest percentage is different than distribution percentages. When applying HLBV accounting, the Corporation determines the amount that it would receive if an equity investment entity were to liquidate all of its assets at book value (as valued in accordance with U.S. GAAP) and distribute that cash to the investors based on the contractually defined liquidation priorities. The change in the Corporation’s claim on the equity investment entity's book value at the beginning and end of the reporting period (adjusted for contributions and distributions) is the Corporation’s share of the earnings or losses from the equity investment for the period.

An equity method investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. When such condition is deemed other than temporary, the carrying value of the investment is written down to its fair value, and an impairment charge is recorded in the Consolidated Statement of Income.

Financial Instruments

Financial Instruments

Non-Utility Operations

All financial instruments are initially recorded at fair value unless they qualify for, and are designated under, a normal purchase and normal sale (NPNS) exemption. Subsequent measurement of the financial instruments is based on their classification. The financial assets are classified as "held-for-trading", "held-to-maturity", or "loans and receivables". Financial liabilities are classified as "held-for-trading" or other financial liabilities. Subsequent measurement is determined by classification.

A physical contract generally qualifies for the NPNS exemption if the transaction is reasonable in relation to AltaGas’ business needs and AltaGas has the ability, and intent, to deliver or take delivery of the underlying item. AltaGas continually assesses the contracts designated under the NPNS exemption and will discontinue the treatment of these contracts under this exemption where the criteria are no longer met.

Held-for-trading instruments include non-derivative financial assets and financial assets and liabilities that may consist of swaps, options, forwards and equity securities. These financial instruments are initially recorded at their fair value, with subsequent changes in fair value recorded in net income. Held-to-maturity, loans and receivables, and other financial liabilities are recognized at amortized cost using the effective interest method unless they are held-for-sale and recognized at the lower of cost or fair value less transaction fees.

Investments in equity instruments not accounted for under the equity method that do not have a quoted market price in an active market are measured at cost. Income earned from these investments is included in the Consolidated Statement of Income under "other income".

Derivatives embedded in other financial instruments or contracts (the host instrument) are recorded separately and are measured at fair value if the economic characteristics of the embedded derivative are not closely related to the host instrument, the terms of the embedded derivative are the same as those of a standalone derivative and the entire contract is not held-for-trading or accounted for at fair value. Changes in fair value are included in earnings.

The fair values recorded on the Consolidated Balance Sheets reflect netting of the asset and liability positions where counterparty master netting arrangements contain provisions for net settlement.

Transaction costs related to the acquisition of held-for-trading financial assets and liabilities are expensed as incurred.

Transaction costs for obtaining debt financing other than line-of-credit arrangements are recognized as a direct deduction from the related debt liability on the Consolidated Balance Sheets. Transaction costs related to line-of-credit arrangements are capitalized and included under "long-term investments and other assets" on the Consolidated Balance Sheets. Premiums and discounts are netted against long-term debt on the Consolidated Balance Sheets. The deferred charges are amortized over the life of the related debt on an effective interest basis and included in “interest expense” on the Consolidated Statement of Income.

Regulated Utility Operations

All physical and financial derivative contracts are initially recorded at fair value. Changes in the fair value of derivative instruments that are recoverable or refunded to customers when they settle are recorded as regulatory assets or liabilities. Changes in the fair value of derivatives not affected by rate regulation are reflected in net income.

Weather-Related Instruments

Weather-Related Instruments

WGL purchases certain weather-related instruments, such as heating degree day (HDD) derivatives and cooling degree day (CDD) derivatives to manage weather and price risks related to its natural gas and electricity sales. These derivatives are accounted for in accordance with ASC 815-45, Derivatives and Hedging – Weather Derivatives. For HDD derivatives, gains or losses are recognized when the actual HDD’s falls above or below the contractual HDD’s for each instrument. For CDD derivatives, gains or losses are recognized when the average temperature exceeds or is below a contractually stated level during the contract period. Refer to Note 22 for further discussion on weather-related instruments.

Hedges

Hedges

As part of its risk management strategy, AltaGas may use derivatives to reduce its exposure to commodity price, interest rate and foreign exchange risk. AltaGas has designated certain U.S. dollar-denominated debt as a net investment hedge of its U.S. subsidiaries. No other derivatives have been designated as hedges under ASC Topic 815.

Non-Utility Operations

The change in fair value of cash flow hedges is recognized in OCI. Gains or losses from cash flow hedges are reclassified to net income when the hedged transaction affects earnings, such as when the hedged forecasted transaction occurs.

Regulated Utility Operations

During planned issuances of debt securities, Washington Gas may utilize derivative instruments to manage the risk of interest-rate volatility. Gains and losses associated with these types of derivatives are recorded as regulatory liabilities or assets, and amortized in accordance with regulatory requirements, typically over the life of the related debt.

Asset Retirement Obligations

Asset Retirement Obligations

AltaGas recognizes asset retirement obligations in the period in which the legal obligation is incurred and a reasonable estimate of fair value can be determined. The associated asset retirement costs are capitalized as part of the carrying amount of the asset and are depreciated over the estimated useful life of the asset. The liability is increased due to the passage of time over the estimated period until the settlement of the obligation, with a corresponding charge to accretion expense for asset retirement obligations.

There are timing differences between accretion and depreciation amounts being recorded pursuant to GAAP and the recognition of depreciation expense for legal asset removal costs that are recovered in rates, as allowed by the regulators. These timing differences are recorded as a reduction to “regulatory liabilities” in accordance with ASC 980.

Certain utility assets will have future legal obligations on retirement, but an asset retirement obligation has not been recorded due to its indeterminate life and corresponding indeterminable timing and scope of these asset retirement obligations. The U.S. Utilities recognize asset retirement obligations for some interim retirements, as expected by their regulators.

Revenue Recognition

Revenue Recognition

AltaGas has revenue from various sources, including rate regulated revenue, commodity sales, midstream service contracts, gas sales and transportation services, and gas storage services. For a detailed description of the Corporation’s revenue recognition policy by major source of revenue, please refer to Note 23.

Foreign Currency Translation

Foreign Currency Translation

Monetary assets and liabilities denominated in a foreign currency are converted to the functional currency using the exchange rate in effect at the balance sheet date. Adjustments resulting from the conversion are recorded in the Consolidated Statement of Income. Non-monetary assets and liabilities are converted at the historical exchange rate in effect at the transaction date. Revenues and expenses are converted at the exchange rate applicable at the transaction date.

For foreign entities with a functional currency other than Canadian dollars, AltaGas’ reporting currency, assets, and liabilities are translated into Canadian dollars at the rate in effect at the reporting date. Revenues and expenses are translated at average exchange rates during the reporting period. All adjustments resulting from the translation of the foreign operations are recorded in OCI.

AltaGas may designate some of its U.S. dollar denominated long-term debt as a foreign currency hedge of its investment in foreign operations. Accordingly, foreign exchange gains and losses, from the dates of designation, on the translation of the U.S. dollar denominated long-term debt are included in OCI.

Share Options and Other Compensation Plans

Share Options and Other Compensation Plans

Share options granted are recorded using fair value. Compensation expense is measured at the date of the grant using the Black-Scholes-Merton model and is recognized over the vesting period of the options. Consideration received by AltaGas on exercise of the share options is credited to shareholders’ equity.

AltaGas has a medium-term incentive plan (MTIP) for employees and executive officers which includes two types of awards: restricted units (RUs) and performance units (PUs). A portion of AltaGas’ RUs and PUs are valued based on the dividends declared during the vesting period and the weighted average share price of AltaGas' common shares multiplied by the units outstanding at the end of the vesting period. Upon vesting, the RUs and PUs are paid in cash or, at the election of AltaGas, its equivalent in common shares purchased from the market. The other portion of RU’s and PSUs are valued at US$1 per unit. Upon vesting, the RUs and PSUs are paid in cash. All PUs are also subject to a performance multiplier ranging from 0 to 2 dependent on the Corporation's performance relative to performance targets agreed between the Corporation and the employees. Compensation expense is recognized using the liability method and is recorded as operating and administrative expense over the vesting period. A change in value of the RUs or PUs is recognized in the period the change occurs.

In addition, AltaGas has a deferred share unit plan (DSUP) for directors, officers and employees as an additional form of long-term variable compensation incentive. Although the DSUP is available to directors, officers and employees, AltaGas currently only grants deferred share units (DSUs) under the DSUP as a form of director compensation. The DSUs granted are fully vested upon being credited to a participant’s account, and the participant is entitled to payment at his or her termination date, and payment is not subject to satisfaction of any requirements as to any minimum period of membership or employment or other conditions. DSUs are accounted for at fair value. Compensation expense is determined based on the fair value of the DSUs on the date of the grant and fluctuations in fair value are recognized in the period the change occurs.

Pension Plans and Post-Retirement Benefits

Pension Plans and Post-Retirement Benefits

AltaGas maintains defined benefit pension plans, defined contribution plans, and other post-retirement benefit plans for eligible employees. Contributions made by the Corporation to the defined contribution plans are expensed in the period in which the contribution occurs.

The cost of defined benefit pension plans and post-retirement benefits is actuarially determined using the projected benefit method prorated based on service and Management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees and expected health care costs. Pension plan assets are measured at fair value. The expected return on plan assets is based on historical and projected rates of return for each asset class in the plan portfolio. The projected benefit obligation is discounted using the market interest rate on high-quality debt instruments with cash flows matching the timing and amount of benefit payments. Unrecognized actuarial gains and losses in excess of 10 percent of the greater of the benefit obligation and the fair value of plan assets or the market-related value of assets along with any unamortized past service costs are amortized on a straight-line basis over the expected average remaining service life of active employees. The expected average remaining service period of the active members covered by the defined benefit pension plans and post-retirement benefit plans is 9.6 years and 14.1 years, respectively.

AltaGas recognizes the overfunded or underfunded status of its pension and post-retirement benefit plans as either assets or liabilities in the Consolidated Balance Sheets. Unrecognized actuarial gains and losses and past service costs and credits that arise during the period are recognized in OCI or a regulatory asset or liability.

For certain regulated utilities, the Corporation expects to recover pension expense in future rates and therefore records unrecognized balances as either regulatory assets or liabilities. The regulatory assets or liabilities are amortized on a straight-line basis over the expected average remaining service life of active employees.

Income Taxes

Income Taxes

Income taxes for the Corporation and its subsidiaries are calculated using the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on differences between the carrying value and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that are in effect in the periods in which the differences are expected to be settled or realized. Deferred income tax assets are routinely reviewed and a valuation allowance is recorded to reduce the deferred tax assets if it is more likely than not that deferred tax assets will not be realized. The financial statement effects of an uncertain tax position are recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxing authority. The current and deferred tax impact is equal to the largest amount, considering possible settlement outcomes, that is greater than 50 percent likely of being realized upon settlement with the taxing authorities.

Investment tax credits are recognized as reductions to income tax expense over the estimated service lives of the related properties.

The rate-regulated natural gas distribution subsidiaries recognize a separate regulatory asset or liability for the amount of deferred income taxes expected to be recovered from, or paid to, customers in the future.

Net Income per Share

Net Income per Share

Basic net income per common share is computed using the weighted average number of common shares outstanding during the period. Dilutive net income per common share is calculated using the weighted average number of common shares outstanding adjusted for dilutive common shares related to the Corporation’s share-based compensation awards.

The potentially dilutive impact of the share-based compensation awards is determined using the treasury stock method. Under the treasury stock method, awards are treated as if they had been exercised with any proceeds used to repurchase common stock at the average market price during the period. Any incremental difference between the assumed number of shares issued and purchased is included in the diluted share computation.

Contingencies

Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Any such accruals are adjusted thereafter as additional information becomes available or circumstances change.

ADOPTION OF NEW ACCOUNTING STANDARDS AND FUTURE CHANGES IN ACCOUNTING PRINCIPLES

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2018, AltaGas adopted the following Financial Accounting Standards Board (FASB) issued Accounting Standards Updates (ASU):

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ASU No. 2014-09 “Revenue from Contracts with Customers” and all related amendments (collectively “ASC 606”).  AltaGas adopted ASC 606 using the modified retrospective method to contracts that have not been completed as at January 1, 2018. Under the modified retrospective method, the comparative information is not adjusted. The adoption of ASC 606 impacted the timing of revenue recognition in relation to contracts with take-or-pay or minimum volume commitments whereby the customers have make up rights for deficiency quantities. However, on adoption, no cumulative adjustments to opening retained earnings were required for this change in revenue recognition pattern as none of the customers had material deficiency quantities. Please also refer to Note 23 for further details. The application of ASC 606 did not have a material impact on AltaGas’ consolidated financial statements in 2018;

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ASU No. 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” which revised an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amended certain disclosure requirements associated with the fair value of financial instruments. Upon adoption, AltaGas reclassified its equity securities with readily determinable fair values from available-for-sale to held for trading. Changes in fair value for equity securities with readily determinable fair values are now recognized through earnings instead of other comprehensive income. As a result, a cumulative-effect adjustment to retained earnings of approximately $7 million was recognized as at January 1, 2018. The remaining provisions of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2016-15 “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. The amendments in this ASU clarified the classification of certain cash flow transactions on the statement of cash flow.  The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2016-16 “Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory”. The amendments in this ASU revised the accounting for income tax consequences on intra-entity transfers of assets by requiring an entity to recognize current and deferred tax on intra-entity transfers of assets other than inventory when the transfer occurs. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2016-18 “Statement of Cash Flows: Restricted Cash”. The amendments in this ASU required those amounts deemed to be restricted cash and restricted cash equivalents to be included in the cash and cash equivalents balance on the statement of cash flows. The change in presentation of the restricted cash balance on the statement of cash flows was applied on a retrospective basis;

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ASU No. 2017-01 “Business Combinations: Clarifying the Definition of a Business”. The amendments in this ASU changed the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. AltaGas will apply the amendments to this ASU prospectively;

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ASU No. 2017-04 “Intangibles – Goodwill and Other: Simplifying the Test for Goodwill Impairment”. The amendments in this ASU removed Step 2 of the goodwill impairment test, eliminating the requirement to determine the fair value of individual assets and liabilities of a reporting unit to measure the goodwill impairment. AltaGas early adopted this ASU. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2017-05 “Other Income – Gains and Losses from the De-recognition of Nonfinancial Assets: Clarifying the Scope of Asset De-recognition Guidance and Accounting for Partial Sales of Nonfinancial Assets”. The amendments in this ASU clarified the scope of ASC 610-20 as well as the accounting for partial sales of nonfinancial assets. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2017-07 “Compensation – Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”. The amendments in this ASU revised the presentation of net periodic pension cost and net periodic postretirement benefit cost on the income statement and limited the components that are eligible for capitalization in assets to only the service cost component. AltaGas applied the change in presentation of the current service cost and other components of net benefit cost on the income statement retrospectively. As a result, $1.6 million of net benefit cost associated with other components were reclassified from the line item “operating and administrative” to “other income” on the Consolidated Statements of Income for the year ended December 31, 2017. AltaGas applied the change related to the capitalization of the service cost prospectively. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2017-09 “Compensation – Stock Compensation: Scope of Modifications Accounting”. The amendments in this ASU provided guidance on the types of changes to the terms or conditions of share-based payment arrangements to which an entity would be required to apply modification accounting. The guidance was applied prospectively and did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2017-12 “Derivatives and Hedging – Targeted Improvements to Accounting for Hedging Activities”. The amendments in this ASU improved the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its financial statements and made certain targeted improvements to simplify the application of hedge accounting. AltaGas early adopted this ASU. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

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ASU No. 2018-02 “Income Statement – Reporting Comprehensive Income: Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. The amendments in this ASU allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act (TCJA). AltaGas early adopted this ASU. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements; and

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ASU No. 2018-03 “Technical Corrections and Improvements to Financial Instruments – Overall”. The amendments in this ASU clarified certain aspects of the guidance issued in ASU No. 2016-01. AltaGas early adopted this ASU. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements.

FUTURE CHANGES IN ACCOUNTING PRINCIPLES

In February 2016, FASB issued ASU No. 2016-02 “Leases”, which requires lessees to recognize on the balance sheet a right-of-use asset and a lease liability. Lessor accounting remains substantially unchanged, however, the ASU modifies what qualifies as a sales-type and direct financing lease and eliminates the real estate-specific provisions included in ASC 840. The ASU also requires additional disclosures regarding leasing arrangements. In January 2018, FASB issued ASU 2018-01 “Land Easement Practical Expedient for Transition to Topic 842”, providing entities with an optional election not to evaluate existing and expired land easements not previously accounted for as leases under ASC 840 using the provisions of ASC 842. In July 2018, FASB issued ASU 2018-11 “Targeted Improvements”, allowing entities to report the comparative periods presented in the period of adoption under the previous lease standard (ASC 840), and recognize a cumulative-effect adjustment to the opening balance of retained earnings as of January 1, 2019. The ASU also provides a practical expedient under which lessors are not required to separate out lease and non-lease components of a contract, provided certain conditions are met. In December 2018, FASB issued ASU 2018-20 “Narrow-Scope Improvement for Lessors”, allowing lessors to include and exclude certain costs from variable payments. The ASU also require lessors to allocate certain variable payments to the lease and non-lease components when the changes in facts and circumstances on which the variable payment is based occur. The amendments to the new lease standard are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. AltaGas is in the final stages of evaluating the impact of adopting ASC 842 on its consolidated financial statements. Leases, except as noted below, for which AltaGas is the lessee will be reflected on the balance sheet upon adoption by recording an increase to long-term assets and an increase to long-term liabilities net of the current portion that is recorded in current liabilities. The increases are expected to be less than 1 percent of total assets. AltaGas will utilize the transition practical expedients which allow entities to not have to reassess whether an arrangement contains a lease under the provisions of ASC 842, as well as the transition practical expedients related to land easements and not separating out lease and non-lease components of a contract for certain classes of assets. As a result of the transition practical expedients, AltaGas expects to have primarily operating leases on transition consistent with its current conclusions under ASC 840. AltaGas will also elect to exclude leases with terms of 12 months or less from the calculation of lease liabilities and right of use assets under the short term lease exemption.

In June 2016, FASB issued ASU No. 2016-13 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU replace the current “incurred loss” impairment methodology with an “expected loss” model for financial assets measured at amortized cost. The amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. AltaGas is currently assessing the impact of this ASU on its consolidated financial statements.

In June 2018, FASB issued ASU No. 2018-07 “Compensation – Stock Compensation: Improvements to Nonemployee Share-Based Payment Accounting”. The amendments in this ASU expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees, with the objective of making the measurement consistent with employee share based payment awards. The amendments in this update are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements.

In June 2018, FASB issued ASU No. 2018-08 “Not-for-Profit-Entities – Clarifying the Scope and the Accounting Guidance for Contributions Received and Contributions Made”. The amendments in this Update clarify whether a transfer of assets is a contribution or an exchange transaction. The amendments in this update are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements.

In August 2018, FASB issued ASU No. 2018-13 “Fair Value Measurement – Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU modify the disclosure requirements on fair value measurements. The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements.

In August 2018, FASB issued ASU No. 2018-14 “Compensation – Retirement Benefits-Defined Benefit Plans – General: Disclosure Framework – Changes to the Disclosure Requirements for the Defined Benefit Plans”. The amendments in this ASU modify the disclosure requirements on defined benefit pension and other postretirement plans. The amendments in this update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements.

In August 2018, FASB issued ASU No. 2018-15 “Intangibles – Goodwill and Other – Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement (CCA) that is a Service Contract”. The amendments in this ASU align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted and AltaGas will early adopt this ASU on January 1, 2019. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements.

In October 2018, FASB issued ASU No. 2018-16 “Derivatives and Hedging: Inclusion of the Second Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”. The amendments in this ASU permit the use of Overhead Index Swap (OIS) rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes. The amendments in this update should be adopted concurrently with ASU 2017-12. AltaGas early adopted ASU 2017-12 on January 1, 2018 and therefore will adopt this update on January 1, 2019. An entity should apply the amendments prospectively for any qualifying new or re-designated cash flow hedging relationships. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements.

In October 2018, FASB issued ASU No. 2018-17 “Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The amendments in this Update provide a private-company scope exception to the VIE guidance for certain entities and clarify that indirect interest held through related parties under common control will be considered on a proportional basis when determining whether fees paid to decision makers and service providers are variable interests. The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. AN entity should apply the amendments retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements